STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

A summary of the Company's stock option activity is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2012	-	$-	-	$-
Granted	210,000	1.05	4.33	-
Exercised	-		-	-
Forfeited/Expired	-		-	-
Outstanding as of December 31, 2012	210,000	$1.05	4.33	$-